[LOGO] HARRIS BRETALL
                     HARRIS BRETALL SULLIVAN & SMITH L.L.C.


                        -------------------------------
                        HARRIS BRETALL SULLIVAN & SMITH
                               GROWTH EQUITY FUND
                        -------------------------------

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT













--------------------------------------------------------------------------------

                           For the Six Months Ending
                               September 30, 2001

              [LOGO] HARRIS BRETALL
                     HARRIS BRETALL SULLIVAN & SMITH L.L.C.

September 30, 2001

Dear Shareholders:

     Over the past year, the U.S. equity markets have struggled as our economy slowed to near recession levels. Our forecast had been calling for economic improvement during the second half of the year, then continuing to strengthen through 2002. The recent attacks on America have changed this short-term forecast; but our long-term outlook for the economy and the U.S. financial markets remains positive.

     In the fourth quarter of 2001, we expect to see declining economic growth as the drop in confidence reduces personal consumption. With the Federal Reserve
(Fed) lowering interest rates on September 17th and again October 2nd, it has once again embarked on an aggressive path toward stimulating the economy. In addition to this strong monetary stimulus, we also have strong fiscal stimulus in the one trillion dollar tax package creating liquidity that should improve consumer confidence. This combination of monetary and fiscal stimulus should prove to be a sound foundation for the long-term outlook.

     As we look forward, we must recognize that the world is now facing momentous challenges. Because of these uncertainties, we can only offer our best projection on where the markets are headed, then continue to assess the changing environment. Our analysts have completed their preliminary reviews of how the companies we own might be affected by these recent events; and while the outlook is unclear in the short-term, Harris Bretall is confident of the long-term fundamental earnings power of the companies we own in our portfolios. This belief underlies our commitment in holding a significant investment in technology-related companies, despite continued pressure on the sector. However, recent changes in our outlook have caused the sale of PMC-Sierra, Inc., Solectron Corp. and The Gap, Inc. in the Fund portfolio to eliminate companies whose earnings may be subjected to increased pressure. While not adding any new positions to the portfolio during the quarter, we will be adding companies in the next few weeks which should provide more stable earnings growth in this environment.

     Historically, America has always rebounded from difficult times to become a stronger nation. We believe that the country's historical resilience will once again be observed. Just as America will emerge stronger, so will our economy and financial markets. We are confident that the companies in the Harris Bretall Growth Equity Fund are positioned to take advantage of these long-term forecasts. We encourage you to visit our website at www.hbss.com to review our Quarterly Comments newsletter titled `America United' for a more in-depth perspective on the markets.


Sincerely,

/s/ JOHN J. SULLIVAN                           /S/ GORDON J. CERESINO
--------------------                           ----------------------
John J. Sullivan, CFA                          Gordon J. Ceresino, CIMA
Partner                                        Partner



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 95.2%
BANKS: 6.4%
    9,000      State Street Corp.                                      $ 409,500
   10,000      Wells Fargo & Co.                                         444,500
                                                                      ----------
                                                                         854,000
                                                                      ----------

CAPITAL GOODS: 8.8%
   22,000      General Electric Corporation                              818,400
    6,500      Illinois Tool Works, Inc.                                 351,715
                                                                      ----------
                                                                       1,170,115
                                                                      ----------

COMMUNICATION: 6.6%
    8,000      AOL Time Warner, Inc.*                                    264,800
   40,000      Cisco Systems, Inc.*                                      487,200
   20,000      JDS Uniphase Corporation*                                 126,400
                                                                      ----------
                                                                         878,400
                                                                      ----------

CONSUMER CYCLICAL: 9.5%
   11,000      Costco Wholesale Corporation*                             391,160
   10,000      Home Depot, Inc.                                          383,700
   10,000      Wal-Mart Stores, Inc.                                     495,000
                                                                      ----------
                                                                       1,269,860
                                                                      ----------

CONSUMER SERVICES: 2.1%
   15,000      The Walt Disney Company                                   279,300
                                                                      ----------

DRUGS/BIOTECHNOLOGY: 12.3%
    8,000      Genentech, Inc.*                                          352,000
   23,000      Pfizer, Inc.                                              922,300
   10,000      Schering-Plough Corporation                               371,000
                                                                      ----------
                                                                       1,645,300
                                                                      ----------

ELECTRONICS: 1.0%
    6,500      Broadcom Corporation - Class A*                           131,950
                                                                      ----------

FINANCIAL: 11.8%
    5,999      American International Group, Inc.                        467,922
   25,000      Charles Schwab Corp.                                      287,500
    9,000      Citigroup, Inc.                                           364,500
    6,500      Goldman Sachs Group, Inc.                                 463,775
                                                                      ----------
                                                                       1,583,697
                                                                      ----------



    SHARES                                                               VALUE
--------------------------------------------------------------------------------

HARDWARE: 2.9%
   15,000      EMC Corp.*                                             $  176,250
   25,000      Sun Microsystems, Inc.*                                   206,750
                                                                      ----------
                                                                         383,000
                                                                      ----------

HEALTHCARE: 3.3%
    8,000      Johnson & Johnson                                         443,200
                                                                      ----------

INSURANCE: 2.9%
    4,000      Marsh & McLennan Companies, Inc.                          386,800
                                                                      ----------

MEDIA: 1.5%
    6,000      Viacom, Inc. - Class B*                                   207,000
                                                                      ----------

OIL & GAS PRODUCERS: 2.5%
    4,000      Chevron Corp.                                             339,000
                                                                      ----------

PHARMACEUTICALS: 5.5%
    7,000      American Home Products Corp.                              407,750
    8,000      Pharmacia Corp.                                           324,480
                                                                      ----------
                                                                         732,230
                                                                      ----------

SEMICONDUCTOR: 8.3%
   10,000      Applied Materials, Inc.*                                  284,400
   28,000      Intel Corp.                                               570,920
   10,000      Texas Instruments, Incorporated                           249,800
                                                                      ----------
                                                                       1,105,120
                                                                      ----------

SEMICONDUCTORS: 1.5%
    7,000      Novellus Systems, Inc.*                                   199,920
                                                                      ----------

SOFTWARE & SERVICES: 4.5%
    8,000      Microsoft Corporation*                                    409,360
   15,000      Siebel Systems, Inc.*                                     195,150
                                                                      ----------
                                                                         604,510
                                                                      ----------

TELECOMMUNICATIONS - EQUIPMENT: 0.0%
      187      Ascential Software Corp.                                      617
                                                                      ----------

TRANSPORTATION: 2.5%
    6,500      United Parcel Service                                     337,870
                                                                      ----------


See accompanying Notes to Financial Statements.


                                                                               3





               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
--------------------------------------------------------------------------------

UTILITIES: 1.3%

   10,000      Qwest Communications International, Inc.*              $  167,000
                                                                      ----------

TOTAL COMMON STOCKS
                (cost $17,828,639)                                    12,718,889
                                                                      ----------

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 4.9%
 $660,000      Firstar Repurchase Agreement, 2.50%, dated 9/28/01,
               due 10/1/01, collateralized by FHR 2297, 6.00%,
               due 11/15/2028 (proceeds $660,136) (cost $660,000)        660,000
                                                                      ----------

                                                                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
               (cost $18,488,639+):  100.1%                        $ 13,378,889
Liabilities in excess of Other Assets:  (0.1)%                          (10,808)
                                                                   ------------
               NET ASSETS: 100.0%                                  $ 13,368,081
                                                                   ============

*  Non-income producing security.

+ At September 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation are as follows.

        Gross unrealized appreciation                      $   870,700
        Gross unrealized depreciation                       (5,980,450)
                                                           -----------
        Net unrealized depreciation                        $(5,109,750)
                                                           ===========


See accompanying Notes to Financial Statements.



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


ASSETS
Investments in securities, at value (cost $18,488,639) .......     $ 13,378,889
Cash .........................................................              663
Receivables:
                Fund shares sold .............................           77,460
                Dividends and interest .......................            6,688
                Due from advisor .............................              731
Prepaid expenses .............................................            8,801
                                                                   ------------
                Total assets .................................       13,473,232
                                                                   ------------

LIABILITIES
Payables:
        Fund shares redeemed .................................           85,519
        Administration fees ..................................            5,096
        Distribution fees ....................................            3,561
Accrued expenses .............................................           10,975
                                                                   ------------
                Total liabilities ............................          105,151
                                                                   ------------

NET ASSETS ...................................................     $ 13,368,081
                                                                   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
        ($13,368,081/1,260,316 shares outstanding;
        unlimited number of shares authorized without
        par value) ...........................................     $      10.61
                                                                   ============

COMPONENTS OF NET ASSETS
Paid-in capital ..............................................     $ 20,905,226
Accumulated net investment loss ..............................          (46,741)
Accumulated net realized loss on investments .................       (2,380,654)
Net unrealized depreciation on investments ...................       (5,109,750)
                                                                   ------------
        Net assets ...........................................     $ 13,368,081
                                                                   ============



See accompanying Notes to Financial Statements.



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME

Income
        Dividends ..................................................   $    56,396
        Interest ...................................................        10,450
                                                                       -----------
                Total income .......................................        66,846
                                                                       -----------

Expenses
        Advisory fees ..............................................        66,039
        Distribution fees ..........................................        22,013
        Administration fees ........................................        15,123
        Fund accounting fees .......................................        11,580
        Transfer agent fees ........................................        11,142
        Audit fees .................................................         9,715
        Reports to shareholders ....................................         8,507
        Registration expense .......................................         7,403
        Custody fees ...............................................         5,790
        Trustee fees ...............................................         3,085
        Miscellaneous ..............................................         2,028
        Legal fees .................................................         1,707
        Insurance expense ..........................................           873
                                                                       -----------
                Total expenses .....................................       165,005
                Less: fees waived ..................................       (51,418)
                                                                       -----------
                Net expenses .......................................       113,587
                                                                       -----------
                        Net investment loss ........................       (46,741)
                                                                       -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments ...................................    (2,362,360)
Net unrealized depreciation on investments .........................      (918,901)
                                                                       -----------
        Net realized and unrealized loss on investments ............    (3,281,261)
                                                                       -----------
                Net decrease in net assets resulting from operations   $(3,328,002)
                                                                       ===========



See accompanying Notes to Financial Statements.



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                         2001#          2001
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss ..............................   $    (46,741)   $   (178,017)
Net realized gain (loss) on investments ..........     (2,362,360)          7,273
Net unrealized depreciation on investments .......       (918,901)    (14,891,226)
                                                     ------------    ------------
        Net decrease in net assets resulting
           from operations .......................     (3,328,002)    (15,061,970)
                                                     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain ...........................           --          (338,437)
                                                     ------------    ------------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
    net change in outstanding shares (a) .........       (598,000)      2,229,826
                                                     ------------    ------------

                Total decrease in net assets .....     (3,926,002)    (13,170,581)
NET ASSETS
        Beginning of period ......................     17,294,083      30,464,664
                                                     ------------    ------------

        End of period ............................   $ 13,368,081    $ 17,294,083
                                                     ============    ============


(a) A summary of capital share transactions is as follows:

                                       SIX MONTHS ENDED                 YEAR ENDED
                                     SEPTEMBER 30, 2001#              MARCH 31, 2001
                                    --------------------          -------------------
                                    Shares         Value          Shares        Value
                                    ------         -----          ------        -----

Shares sold .................       220,192    $ 2,911,281        364,807    $ 7,386,380
Shares issued in reinvestment
of distributions ............          --             --           16,422        305,455
Shares redeemed .............      (273,197)    (3,509,281)      (311,988)    (5,462,009)
                                   --------    -----------       --------    -----------
Net increase (decrease) .....       (53,005)   $  (598,000)        69,241    $ 2,229,826
                                   ========    ===========       ========    ===========

---------
#  Unaudited.


See accompanying Notes to Financial Statements.



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------


                                                                                                           MAY 1, 1996*
                                                  SIX MONTHS ENDED                                            THROUGH
                                                    SEPTEMBER 30,             YEAR ENDED MARCH 31,           MARCH 31,
                                                                     ---------------------------------------
                                                        2001#        2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............   $   13.17   $   24.49  $   20.24  $   16.20  $   11.03  $   10.00
                                                      ---------   ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss .......................       (0.04)      (0.14)     (0.11)     (0.08)     (0.02)      --
        Net realized and unrealized
                gain (loss) on investments ........       (2.52)     (10.93)      5.60       4.77       5.20       1.04
                                                      ---------   ---------  ---------  ---------  ---------  ---------

        Total from investment operations ..........       (2.56)     (11.07)       5.4       4.69       5.18       1.04
                                                      ---------   ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:
        From net investment income ................        --          --         --         --         --        (0.01)
        From net realized gain ....................        --         (0.25)     (1.24)     (0.65)     (0.01)      --
                                                      ---------   ---------  ---------  ---------  ---------  ---------

        Total distributions .......................        --         (0.25)     (1.24)     (0.65)     (0.01)     (0.01)
                                                      =========   =========   ========  =========  =========  =========


        Net asset value, end of period ............   $   10.61   $   13.17  $   24.49  $   20.24  $   16.20  $   11.03

        Total return ..............................      (19.44)%^   (45.49)%    27.87%     29.88%     47.02%     10.36%^

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (millions) ......   $    13.4    $   17.3  $    30.5  $    17.1  $    12.0  $     3.5
Ratio of expenses to average net assets:
        Before fees waived and
                expenses absorbed .................        1.87%+      1.49%      1.66%      1.95%      2.39%      4.97%+
        After fees waived and
                expenses absorbed .................        1.29%+      1.29%      1.29%      1.29%      1.29%      1.28%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before fees waived and
                expenses absorbed .................       (1.11)%+    (0.86)%    (1.03)%    (1.19)%    (1.42)%    (3.69)%+
        After fees waived and
                expenses absorbed .................       (0.53)%+    (0.65)%    (0.66)%    (0.53)%    (0.31)%       --+
        Portfolio turnover rate ...................       16.47%^     41.47%     55.07%     52.77%     40.96%      14.62%^

-----------
  #   Unaudited.
  *   Commencement of operations.
  +   Annualized.
  ^   Not annualized.


See accompanying Notes to Financial Statements.

               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

        Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 2001, the Fund had a capital loss carryforward of $170,744 which will expire in 2009.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

        For the period ended September 30, 2001, Harris Bretall Sullivan & Smith L.L.C. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended September 30, 2001, the Fund incurred $66,039 in advisory fees.

        The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.29% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the period ended September 30, 2001, the Advisor waived fees of $51,418. At September 30, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund is $431,417. The Advisor may recapture $159,087 of the above amount no later than March 31, 2002, $165,222 no later than March 31, 2003, $55,690 no later than March 31, 2004 and $51,418 no later than March 31, 2005.

               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Unaudited) (Continued)
--------------------------------------------------------------------------------

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate, with a minimum fee of $30,000:

        Under $25 million - 0.12% of average daily net assets $25 to $50 million - 0.07% of average daily net assets $50 to $100 million - 0.05% of average daily net assets Over $100 million - 0.03% of average daily net assets

     For the period ended September 30, 2001, the Fund incurred $15,123 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Firstar Bank, N.A., an affiliate of FMFS, serves as custodian to the Fund.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anti cipation of, expenses incurred for distribution-related activity. For the period ended September 30, 2001, the Fund paid to the Distributor $22,013.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2001, were $2,732,406 and $2,679,415, respectively.

               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 6 - REPURCHASE AGREEMENTS

        The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.






12
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                                                                              13

--------------------------------------------------------------------------------

                                    Advisor
                     HARRIS BRETALL SULLIVAN & SMITH L.L.C.
                         One Sansome Street, Suite 3300
                            San Francisco, CA 94104
                                 (415) 765-8300

                                  Distributor
                            QUASAR DISTRIBUTORS LLC*
                      615 East Michigan Street, 3rd Floor
                            Milwaukee, WI 53202-5207

                                   Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                               425 Walnut Street
                              Cincinnati, OH 45201

                    Transfer Agent Dividend Disbursing Agent
                          AMERICAN DATA SERVICES, INC.
                                P.O. Box 542007
                              Omaha, NE 68154-1952
                                 (800) 282-2340

                              Independent Auditors
                               ERNST & YOUNG LLP
                           725 South Figueroa Street
                             Los Angeles, CA 90017

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104


--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.

* Formerly distributed by First Fund Distributors, Inc.